Organization and Business Description (Details)									1 Months Ended	12 Months Ended
	Jul. 24, 2025 $ / shares shares	Jul. 08, 2025 USD ($) $ / shares shares	Jul. 07, 2025 Days $ / shares shares	Jun. 14, 2024 HKD ($) shares	Mar. 25, 2024 $ / shares shares	Mar. 21, 2024 $ / shares shares	Feb. 29, 2024 $ / shares shares	Feb. 21, 2024 shares	Jul. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Jun. 14, 2024 $ / shares
Organization and Business Description [Line Items]
Number of ordinary shares							1	1
Ordinary share per value (in Dollars per share) | $ / shares							$ 0.0001
Purchased from controlling shareholders shares						20
Aggregate consideration price per share | (per share)					$ 0.0002	$ 20
Owned by controlling shareholders shares					1
Aggregate consideration (in Dollars) | $				$ 640,000
IPO [Member]
Organization and Business Description [Line Items]
Ordinary share per value (in Dollars per share) | $ / shares		$ 4	$ 4
Option days | Days			45
Gross proceeds (in Dollars) | $		$ 6,900,000							$ (6,900,000)
Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Ordinary share per value (in Dollars per share) | $ / shares	$ 4
Gross proceeds (in Dollars) | $										$ 6,900,000
Fung & Tun Limited [Member]
Organization and Business Description [Line Items]
Aggregate consideration price per share | $ / shares					$ 0.0002
Vision Win Enterprises Limited [Member]
Organization and Business Description [Line Items]
Percentage of share capital issue				4.00%
Main Works International Limited [Member]
Organization and Business Description [Line Items]
Percentage of share capital issue				4.00%
Masonglory [Member]
Organization and Business Description [Line Items]
Purchased from controlling shareholders shares					2
Maximum [Member] | Mr. SF Tse [Member]
Organization and Business Description [Line Items]
Percentage of ownership interest											100.00%
Ordinary shares [Member]
Organization and Business Description [Line Items]
Ordinary shares issued				500,000
Ordinary shares [Member] | Mr. SF Tse [Member]
Organization and Business Description [Line Items]
Ordinary shares issued				1,000,000
Ordinary shares [Member] | IPO [Member]
Organization and Business Description [Line Items]
Ordinary shares issued		1,500,000	225,000
Ordinary shares [Member] | Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Ordinary shares issued	225,000
Ordinary shares [Member] | Fung & Tun Limited [Member]
Organization and Business Description [Line Items]
Ordinary share per value (in Dollars per share) | $ / shares											$ 0.0001
Ordinary shares issued				11,499,998
Mr. TS Fung [Member]
Organization and Business Description [Line Items]
Ownership interest percentage											92.00%
Mr. TT Tun [Member]
Organization and Business Description [Line Items]
Ownership interest percentage										92.00%